The following table details the outstanding warrants as at 31 December and also the movement in the year: (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Granted			7,545,456
Exercised		(306,815)	(2,500,000)
Number of shares outstanding		6,738,641	7,045,456
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Granted				3,150,000
Number of shares outstanding	3,150,000	3,150,000	3,150,000	3,150,000
D A R A Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	4,080	4,080	4,624	116,206
Lapsed				(111,582)
Lapsed		(544)
D A R A Warrant One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				4,624
D A R A Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	2,822	2,835	2,835	6,167
Lapsed				(3,332)
D A R A Options One [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				2,835